SIGNIFICANT TRANSACTIONS - Global Telecom Holding S.A.E share buyback (Details) $ in Millions, ج.م. in Billions					12 Months Ended
	Apr. 16, 2017 shares	Feb. 21, 2017 EGP (ج.م.) shares	Feb. 21, 2017 USD ($) shares	Feb. 20, 2017	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Investments in subsidiaries
Number of shares bought back					7,603,731
Loss due to increase in a parent's ownership interest in a subsidiary | $					$ 259	$ (4)
Global Telecom Holding S.A.E
Investments in subsidiaries
Number of shares bought back		524,569,062	524,569,062
Consideration utilised for ordinary shares buy back		ج.م. 4.1	$ 259
Percentage of increase in ownership interest		5.77%	5.77%
Percentage of interest in subsidiary		57.69%	57.69%	51.92%	57.70%	51.90%
Loss due to increase in a parent's ownership interest in a subsidiary | $			$ 12
Number of ordinary shares cancelled	524,569,062